Additional information: Condensed balance sheets of the parent company (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets
Other receivables, deposits and prepayments	¥ 98,715	¥ 71,278
Cash and cash equivalents	44,384	154,490	¥ 101,886
Total current assets	206,164	264,694
Total assets	1,038,086	1,047,135
Equity attributable to owners of the Company
Other reserves.	870,355	789,285
Total equity	425,736	590,598	(249,356)	¥ (22,240)
Non-current liabilities
Convertible note	34,190
Total non-current liabilities	310,662	191,235
Current liabilities
Accruals, other payables and provisions	68,783	58,439
Total liabilities	612,350	456,537
Total equity and liabilities	1,038,086	1,047,135
Parent company
Non-current assets
Investments in subsidiaries and due from subsidiaries	452,109	538,898
Current assets
Other receivables, deposits and prepayments	4,504	504
Cash and cash equivalents	11,500	65,558	¥ 26,932	¥ 19,395
Total current assets	16,004	66,062
Total assets	468,113	604,960
Equity attributable to owners of the Company
Share capital and treasury shares	(1,554)	428
Other reserves.	427,290	590,170
Total equity	425,736	590,598
Non-current liabilities
Convertible note	34,190
Total non-current liabilities	34,190
Current liabilities
Accruals, other payables and provisions	8,187	14,362
Total liabilities	42,377	14,362
Total equity and liabilities	¥ 468,113	¥ 604,960